Financial assets at fair value through profit or loss - Summary of non-trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	€ 3,893	€ 1,536
Non-trading derivatives | Other non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	2,124	852
Fair value hedges | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	836	365
Cash flow hedges | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	814	300
Hedges of net investments in foreign operations | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	€ 119	€ 18